                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Serengeti Asset Management LP
Address: 632 Broadway, 12th Floor
         New York, NY 10010

Form 13F File Number: 28-12866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brandon W. Gardner
Title: Authorized Person
Phone: 212-672-2232

Signature, Place, and Date of Signing:


/s/ Brandon W. Gardner                  November 14, 2008
-------------------------------------   -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name
--------------------          ----
28-_________________   ___________________

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         78

Form 13F Information Table Value Total: $1,624,078
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----


                          SERENGETI ASSET MANAGEMENT LP
               FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2008

                                                                                                        VOTING AUTHORITY
                                                          VALUE    SHARES/ SH/ PUT/ INVSTMNT  OTHER   --------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   X ($1000)  PRN AMT PRN CALL DISCRETN MANAGERS   SOLE   SHARED NONE
---------------------------- ---------------- --------- --------- -------- --- ---- -------- -------- -------- ------ ----
AMERICA MOVIL SAB DE CV      SPON ADR L SHS   02364W105     46360  1000000 SH       SOLE               1000000      0    0
BANK OF NEW YORK MELLON CORP COM              064058100     32580  1000000 SH  CALL SOLE               1000000      0    0
BANK OF NEW YORK MELLON CORP COM              064058100     16290   500000 SH  CALL SOLE                500000      0    0
BIG LOTS INC                 COM              089302103      8349   300000 SH  PUT  SOLE                300000      0    0
BOEING CO                    COM              097023105     14338   250000 SH       SOLE                250000      0    0
BRITANNIA BULK HOLDINGS INC  COM              Y0971E107      3116   575000 SH       SOLE                575000      0    0
CALPINE CORP                 COM NEW          131347304     16900  1300000 SH       SOLE               1300000      0    0
CITIGROUP INC                COM              172967101      7480   364700 SH       SOLE                364700      0    0
CITIGROUP INC                COM              172967101     69734  3400000 SH  CALL SOLE               3400000      0    0
CME GROUP INC                COM              12572Q105      9288    25000 SH       SOLE                 25000      0    0
CONSOL ENERGY INC            COM              20854P109      6884   150000 SH       SOLE                150000      0    0
DOWNEY FINL CORP             COM              261018105      7280  2600000 SH       SOLE               2600000      0    0
DRIL-QUIP INC                COM              262037104     28204   650000 SH       SOLE                650000      0    0
ENER1 INC                    COM              29267A203      2343   300000 SH       SOLE                300000      0    0
FLAMEL TECHNOLOGIES SA       SPONSORED ADR    338488109      1610   220000 SH       SOLE                220000      0    0
FORTRESS INVESTMENT GROUP    CL A             34958B106      1575   150000 SH       SOLE                150000      0    0
FREEPORT MCMORAN COPPER & GO COM              35671D857      9949   175000 SH       SOLE                175000      0    0
GENERAL ELECTRIC CO          COM              369604103     12750   500000 SH       SOLE                500000      0    0
GENERAL MOLY INC             COM              370373102      3263   750000 SH       SOLE                750000      0    0
GLOBAL CASH ACCESS HLDGS INC COM              378967103      3036   600000 SH       SOLE                600000      0    0
GRACE W R & CO DEL NEW       COM              38388F108     42336  2800000 SH       SOLE               2800000      0    0
GRUPO TELEVISA SA DE CV      SP ADR REP ORD   40049J206     15309   700000 SH       SOLE                700000      0    0
HAYES LEMMERZ INTL INC       COM NEW          420781304      9555  3500000 SH       SOLE               3500000      0    0
HIGHLAND CR STRATEGIES FD    COM              43005Q107      4073   426005 SH       SOLE                426005      0    0
HUNTSMAN CORP                COM              447011107     16380  1300000 SH       SOLE               1300000      0    0
ICO GLOBAL COMM HLDGS LTD DE CL A             44930K108      1478  1356000 SH       SOLE               1356000      0    0
IMMERSION CORP               COM              452521107      5820  1000000 SH       SOLE               1000000      0    0
INTERNATIONAL GAME TECHNOLOG COM              459902102     17180  1000000 SH       SOLE               1000000      0    0
INVESCO LTD                  SHS              G491BT108     50352  2400000 SH       SOLE               2400000      0    0
ISHARES TR                   MSCI EMERG MKT   464287234     46939  1373700 SH  CALL SOLE               1373700      0    0
ISHARES TR                   MSCI EMERG MKT   464287234     34170  1000000 SH  CALL SOLE               1000000      0    0
ISHARES TR                   MSCI EMERG MKT   464287234     68340  2000000 SH  CALL SOLE               2000000      0    0
ISHARES TR                   RUSSELL 2000     464287655     64600   950000 SH  PUT  SOLE                950000      0    0
JPMORGAN & CHASE & CO        COM              46625H100     16345   350000 SH       SOLE                350000      0    0
LOEWS CORP                   COM              540424108     19745   500000 SH       SOLE                500000      0    0
MARTIN MARIETTA MATLS INC    COM              573284106     11198   100000 SH       SOLE                100000      0    0
MASTERCARD INC               CL A             57636Q104     24826   140000 SH       SOLE                140000      0    0
MERRILL LYNCH & CO I NC      COM              590188108     13915   550000 SH       SOLE                555000      0    0

MORGAN STANLEY               COM NEW          617446448     10350   450000 SH       SOLE                450000      0    0
NATIONAL OILWELL VARCO INC   COM              637071101     47719   950000 SH       SOLE                950000      0    0
NATIONAL CITY CORP           NOTE 4.000% 2/0  635405AW3     18207 38946000 SH       SOLE              38946000      0    0
NRG ENERGY INC               COM NEW          629377508     12375   500000 SH       SOLE                500000      0    0
NRG ENERGY INC               COM NEW          629377508      7425   300000 SH  CALL SOLE                300000      0    0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101      7484   200000 SH       SOLE                200000      0    0
PHH CORP                     COM NEW          693320202     11961   900000 SH       SOLE                900000      0    0
POWERSHS DB MULTI SECT COMM  DB GOLD FUND     73936B606     32168  1000000 SH  CALL SOLE               1000000      0    0
R.H. DONNELLEY CORP          COM NEW          74955W307      2985  1500000 SH       SOLE               1500000      0    0
RANGE RES CORP               COM              75281A109     12861   300000 SH  CALL SOLE                300000      0    0
RANGE RES CORP               COM              75281A109     53588  1250000 SH       SOLE               1250000      0    0
RANGE RES CORP               COM              75281A109     21435   500000 SH  CALL SOLE                500000      0    0
RANGE RES CORP               COM              75281A109     42870  1000000 SH  CALL SOLE               1000000      0    0
RANGE RES CORP               COM              75281A109     34296   800000 SH  CALL SOLE                800000      0    0
RANGE RES CORP               COM              75281A109     25722   600000 SH  CALL SOLE                600000      0    0
SPDR TR                      UNIT SER 1       78462F103    115990  1000000 SH  PUT  SOLE               1000000      0    0
SANDRIDGE ENERGY INC         COM              80007P307     13720   700000 SH       SOLE                700000      0    0
SCHLUMBERGER LTD             COM              806857108      3905    50000 SH       SOLE                 50000      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    126600  2000000 SH  PUT  SOLE               2000000      0    0
SHUFFLE MASTER INC           COM              825549108     22142  4350000 SH       SOLE               4350000      0    0
SPDR SERIES TRUST            KBW REGN BK ETF  78464A698     26625   750000 SH  PUT  SOLE                750000      0    0
STERLITE INDS INDIA LTD      ADS              859737207      4505   500000 SH       SOLE                500000      0    0
STRATEGIC HOTELS & RESORTS I COM              86272T106      2831   375000 SH       SOLE                375000      0    0
SUNRISE SENIOR LIVING INC    COM              86768K106     19306  1400000 SH       SOLE               1400000      0    0
THOMAS PPTYS GROUP INC       COM              884453101      6060   600000 SH       SOLE                600000      0    0
TRAVELERS COMPANIES INC      COM              89417E109      9040   200000 SH       SOLE                200000      0    0
TREMISIS ENERGY ACQ CORP II  UNIT/99/99/9999  89472N200      2708   375000 SH       SOLE                375000      0    0
UNIBANCO-UNIAO DE BANCOS BRA GDR REP PFD UT   90458E107     15138   150000 SH       SOLE                150000      0    0
UNITED STATES OIL FUND LP    UNITS            91232N108     20503   250000 SH  PUT  SOLE                250000      0    0
WACHOVIA CORP NEW            COM              929903102      1106   316055 SH       SOLE                316055      0    0
WACHOVIA CORP NEW            COM              929903102      2619   748300 SH  CALL SOLE                748300      0    0
WACHOVIA CORP NEW            COM              929903102      5250  1500000 SH  CALL SOLE               1500000      0    0
WENDY'S/ARBY'S GROUP INC     COM              950587105     39121  7437500 SH       SOLE               7437500      0    0
WILLIAMS COS INC DEL         COM              969457100     11825   500000 SH  CALL SOLE                500000      0    0
WILLIAMS COS INC DEL         COM              969457100      5913   250000 SH  CALL SOLE                250000      0    0
WILLIAMS COS INC DEL         COM              969457100     16555   700000 SH  CALL SOLE                700000      0    0
XTO ENERGY INC               COM              98385X106      4652   100000 SH  CALL SOLE                100000      0    0
XTO ENERGY INC               COM              98385X106     13956   300000 SH  CALL SOLE                300000      0    0
XTO ENERGY INC               COM              98385X106      9304   200000 SH  CALL SOLE                200000      0    0
ZIMMER HOLDINGS INC          COM              98956P102     19368   300000 SH       SOLE                300000      0    0